SCHEDULE OF CHANGES FOR LEVEL 3 ITEMS MEASURED AT FAIR VALUE ON RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Term Loan [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value as of January 1, 2023	$ 1,014		$ 30,841		$ 30,841
Additions					698		52,956
Warrant exercises			(8,822)		(11,284)		(16,669)
Change in fair value, gain included in net loss	(4)	[1]	(17,998)	[1]	(19,241)	[2]	(5,446)	[2]
Fair value as of March 31, 2023	1,010		4,021		1,014		30,841
June Public Offering [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value as of January 1, 2023	3,434
Additions					13,762
Warrant exercises					(617)
Change in fair value, gain included in net loss	(220)	[1]			(9,711)	[2]
Fair value as of March 31, 2023	$ 3,214				$ 3,434

[1]	Changes in fair value of warrant liabilities are disclosed separately in the Condensed Consolidated Statements of Operations
[2]	Changes in fair value of warrant liabilities are disclosed separately in the Consolidated Statements of Operations